Submission	Dec. 27, 2024
Submission [Line Items]
Central Index Key	0000886128
Registrant Name	FUELCELL ENERGY INC
Registration File Number	333-274971
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES